OTHER OPERATING GAINS - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2020 USD ($) vessel	Feb. 29, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Gain on sale of vessel			$ 12,354	$ 0
Gain on pooling arrangements			800	700
Gain on settlement of claims			3,400
Gain on miscellaneous settlements			300	$ 300
Investment In Finance Lease
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of vessels sold | vessel	1
Purchase price of asset sold	$ 25,500
Gain on sale of vessel	$ 12,400
SFL
Revenues from External Customers and Long-Lived Assets [Line Items]
Contract termination receivable		$ 3,200
Gain (loss) on contract termination		$ 7,400	$ 7,400